Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q1PH
See Notes to Statement of Investments.

Statement of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Financial Statements 10

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited), March 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 0.5%
Mexico 0.0%
a,b
Corp. GEO SAB de CV, B .......... Household Durables 221,287 $ —
b
South Africa 0.5%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 93,760,463 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 161,018,517 —
b,d
Platinum Group Metals Ltd., 144A .... Metals & Mining 48,837 186,519
b
Platinum Group Metals Ltd. ......... Metals & Mining 469,750 1,799,143
1,985,662
Total Common Stocks (Cost $9,933,828) .......................................
1,985,662
Warrants
a a a a a
Warrants 0.0%
Mexico 0.0%
a,b
Corp. GEO SAB de CV , 12/30/27 .... Household Durables 346,196 —
Tanzania 0.0%
a,b
Swala (PAEM) Ltd. , 1/15/23 ......... Oil, Gas & Consumable Fuels 787,500 —
Total Warrants (Cost $18,665) .................................................
—
Principal
Amount
*
Convertible Bonds 1.1%
Bermuda 0.1%
d,e,f
Digicel Group 0.5 Ltd., Sub. Bond,
144A, PIK, 7%, Perpetual ......... Wireless Telecommunication Services 515,066 360,191
South Africa 1.0%
Platinum Group Metals Ltd., Sub. Note,
6.875%, 7/01/22 ................ Metals & Mining 4,000,000 3,895,000
Total Convertible Bonds (Cost $4,093,909) .....................................
4,255,191
Corporate Bonds 3.8%
Bermuda 0.1%
d,e
Digicel Group 0.5 Ltd., Senior Note,
144A, PIK, 8%, 4/01/25 .......... Wireless Telecommunication Services 345,434 271,587
Costa Rica 3.2%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 12,620,160 12,852,664
South Africa 0.1%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 7,770,312 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,565,731 EUR 3,761
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 43,382,415 216,912
220,673
Tanzania 0.4%
a,c,g
Swala (PAEM) Ltd., Senior Note, 144A,
14.5%, 1/15/23 ................ Oil, Gas & Consumable Fuels 13,900,000 1,750,000
Total Corporate Bonds (Cost $60,760,414) ......................................
15,094,924

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.5%
Argentina 7.9%
h,i
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 82,760,464 ARS $ 568,548
Index Linked, 1%, 8/05/21 ........ 48,653,075 ARS 336,407
Index Linked, 1.664%, 3/18/22 ..... 991,338,522 ARS 6,831,374
Index Linked, 1.3%, 9/20/22 ....... 3,914,219 ARS 26,977
Index Linked, 1.937%, 3/25/23 ..... 234,447,982 ARS 1,555,161
Index Linked, 2.075%, 3/25/24 ..... 234,447,990 ARS 1,432,365
Argentina Government Bond ,
i
18.2%, 10/03/21 ................ 216,238,000 ARS 1,366,223
i
16%, 10/17/23 ................. 96,102,000 ARS 381,272
i
15.5%, 10/17/26 ................ 354,647,000 ARS 985,059
Senior Note, 1%, 7/09/29 ......... 2,693,610 971,046
Senior Note, 0.125%, 7/09/30 ...... 18,837,775 6,339,853
Senior Bond, 0.125%, 7/09/35 ..... 34,512,222 10,371,268
31,165,553
Chile 4.3%
Chile Bonos Tesoreria Pesos ,
d
144A, Reg S, 4%, 3/01/23 ........ 9,120,000,000 CLP 13,489,432
2.5%, 3/01/25 ................. 2,530,000,000 CLP 3,639,199
17,128,631
Colombia 9.5%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 2,433,000,000 COP 667,312
Senior Bond, 4.375%, 3/21/23 ..... 164,000,000 COP 45,881
Senior Bond, 9.85%, 6/28/27 ...... 262,000,000 COP 88,767
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 3,760,700,000 COP 1,076,887
B, 10%, 7/24/24 ................ 66,304,000,000 COP 21,182,454
B, 7.5%, 8/26/26 ............... 16,738,000,000 COP 4,943,962
B, 6%, 4/28/28 ................. 3,627,000,000 COP 969,263
B, 7.75%, 9/18/30 .............. 29,302,000,000 COP 8,422,254
37,396,780
Dominican Republic 4.7%
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 4.875%, 9/23/32 2,900,000 2,965,250
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 15,522,500
18,487,750
Ecuador 4.0%
d
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 1,502,000 882,440
Senior Bond, 144A, 0.5%, 7/31/35 .. 21,749,500 9,896,240
Senior Bond, 144A, 0.5%, 7/31/40 .. 11,343,250 4,906,069
15,684,749
Egypt 2.0%
d
Egypt Government Bond ,
Senior Bond, 144A, 5.875%, 6/11/25 2,930,000 3,101,229
Senior Note, 144A, 5.25%, 10/06/25 . 4,820,000 4,996,065
8,097,294

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
El Salvador 0.7%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 $ 2,616,875
Ethiopia 2.8%
d
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 12,150,000 11,233,161
Ghana 7.3%
Ghana Government Bond ,
16.25%, 5/17/21 ................ 8,220,000 GHS 1,424,591
24.5%, 6/21/21 ................ 5,670,000 GHS 998,292
24.75%, 7/19/21 ................ 7,080,000 GHS 1,254,877
19.5%, 10/18/21 ................ 5,917,000 GHS 1,044,438
18.75%, 1/24/22 ................ 1,230,000 GHS 217,714
18.25%, 7/25/22 ................ 3,470,000 GHS 615,553
17.6%, 11/28/22 ................ 670,000 GHS 117,950
16.5%, 2/06/23 ................ 6,750,000 GHS 1,167,506
Senior Note, 17.6%, 2/20/23 ...... 11,130,000 GHS 1,957,123
19%, 9/18/23 .................. 690,000 GHS 123,891
18.85%, 9/28/23 ................ 15,340,000 GHS 2,754,469
Senior Note, 17.7%, 3/18/24 ...... 56,860,000 GHS 9,900,329
19.75%, 3/25/24 ................ 360,000 GHS 65,533
21.7%, 3/17/25 ................ 14,470,000 GHS 2,735,309
Senior Note, 16.25%, 4/07/25 ...... 1,660,000 GHS 272,129
19.25%, 6/23/25 ................ 8,770,000 GHS 1,560,175
Senior Note, 18.3%, 3/02/26 ...... 13,500,000 GHS 2,322,999
19%, 11/02/26 ................. 2,930,000 GHS 512,106
29,044,984
Indonesia 14.9%
Indonesia Government Bond ,
FR53, 8.25%, 7/15/21 ........... 6,465,000,000 IDR 451,232
FR61, 7%, 5/15/22 .............. 36,905,000,000 IDR 2,632,133
FR63, 5.625%, 5/15/23 .......... 66,364,000,000 IDR 4,639,083
FR46, 9.5%, 7/15/23 ............ 80,000,000,000 IDR 6,035,674
FR39, 11.75%, 8/15/23 .......... 1,780,000,000 IDR 140,307
FR70, 8.375%, 3/15/24 .......... 43,158,000,000 IDR 3,203,319
FR44, 10%, 9/15/24 ............. 1,066,000,000 IDR 83,174
FR81, 6.5%, 6/15/25 ............ 302,233,000,000 IDR 21,338,794
FR40, 11%, 9/15/25 ............. 26,450,000,000 IDR 2,177,878
FR86, 5.5%, 4/15/26 ............ 271,310,000,000 IDR 18,361,290
59,062,884
Mexico 0.1%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 780,000 MXN 38,282
M, Senior Note, 7.25%, 12/09/21 ... 4,410,000 MXN 219,604
257,886
Oman 1.9%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 7,240,000 7,451,155
Senegal 4.8%
d
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 17,580,000 18,984,185

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Serbia 0.4%
d
Serbia Government Bond, Senior Note,
144A, 7.25%, 9/28/21 ............ 1,510,000 $ 1,559,095
Sri Lanka 0.6%
d
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 137,530
Senior Note, 144A, 6.35%, 6/28/24 .. 200,000 129,382
Senior Bond, 144A, 6.85%, 11/03/25 480,000 303,965
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,670,000 1,647,630
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 123,388
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 179,858
2,521,753
Thailand 4.7%
Bank of Thailand ,
1.43%, 8/26/21 ................ 77,300,000 THB 2,485,406
Senior Note, 1.32%, 11/25/21 ...... 66,040,000 THB 2,127,131
0.9%, 2/24/22 ................. 201,000,000 THB 6,464,206
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 226,544,000 THB 7,425,483
18,502,226
Turkey 2.9%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 50,270,000 TRY 5,734,568
12.2%, 1/18/23 ................ 3,380,000 TRY 373,295
7.1%, 3/08/23 ................. 14,430,000 TRY 1,438,160
16.2%, 6/14/23 ................ 17,870,000 TRY 2,081,807
8.8%, 9/27/23 ................. 9,290,000 TRY 915,759
10.4%, 3/20/24 ................ 790,000 TRY 78,639
12.6%, 10/01/25 ................ 8,670,000 TRY 867,241
11,489,469
Total Foreign Government and Agency Securities (Cost $350,062,187) ............
290,684,430
Total Long Term Investments (Cost $424,869,003) ...............................
312,020,207
Short Term Investments 20.8%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.9%
Argentina 0.2%
h,i,j
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 59,584,960 ARS 409,557
Index Linked, 9/13/21 ............ 32,351,030 ARS 224,204
Index Linked, 2/28/22 ............ 12,702,174 ARS 87,680
721,441
Egypt 4.7%
j
Egypt Treasury Bills ,
2/01/22 ...................... 147,500,000 EGP 8,477,046

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
j
Egypt Treasury Bills, (continued)
3/01/22 ...................... 172,900,000 EGP $ 9,840,858
18,317,904
Total Foreign Government and Agency Securities (Cost $19,035,683) ..............
19,039,345
Industry Shares
Money Market Funds 15.9%
United States 15.9%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 63,083,027 63,083,027
Total Money Market Funds (Cost $63,083,027) ..................................
63,083,027
a a a a a
Total Short Term Investments (Cost $82,118,710 ) ................................
82,122,372
a a a
a
Total Investments (Cost $506,987,713) 99.7% ...................................
$394,142,579
Other Assets, less Liabilities 0.3% .............................................
1,453,069
Net Assets 100.0% ...........................................................
$395,595,648
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $101,164,419, representing 25.6% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Redemption price at maturity is adjusted for inflation.
i
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... CITI Buy 1,536,177,700 14,481,709 4/01/21 $ — $ (607,898)
Japanese Yen ...... CITI Sell 1,536,177,700 14,141,748 4/01/21 267,936 —
Japanese Yen ...... JPHQ Buy 787,358,900 7,421,459 4/01/21 — (310,518)
Japanese Yen ...... JPHQ Sell 787,358,900 7,257,692 4/01/21 146,751 —
Brazilian Real ...... HSBK Buy 35,821,582 6,659,524 4/05/21 — (295,769)
Brazilian Real ...... HSBK Sell 35,821,582 6,716,714 4/05/21 352,959 —
Brazilian Real ...... JPHQ Buy 4,609,778 858,032 4/05/21 — (39,098)
Brazilian Real ...... JPHQ Sell 4,609,778 852,936 4/05/21 34,002 —
Japanese Yen ...... JPHQ Buy 1,287,317,100 12,553,374 4/07/21 — (926,901)
Japanese Yen ...... JPHQ Sell 1,287,317,100 11,836,088 4/07/21 209,615 —
Chilean Peso ...... JPHQ Buy 2,965,000,000 4,067,104 4/08/21 48,494 —
Chilean Peso ...... JPHQ Sell 2,965,000,000 4,120,917 4/08/21 5,319 —
Thai Baht ......... DBAB Buy 103,890,000 3,468,087 4/09/21 — (142,078)
Thai Baht ......... DBAB Sell 103,890,000 3,158,423 4/09/21 — (167,586)
Thai Baht ......... DBAB Buy 98,220,000 3,278,809 4/12/21 — (134,749)
Thai Baht ......... DBAB Sell 98,220,000 2,988,590 4/12/21 — (155,471)
Australian Dollar .... HSBK Sell 4,684,987 354,688,653 JPY 4/13/21 — (355,007)
Australian Dollar .... JPHQ Sell 12,256,032 930,465,129 JPY 4/13/21 — (905,299)
Japanese Yen ...... HSBK Sell 397,835,509 4,684,987 AUD 4/13/21 — (34,698)
Japanese Yen ...... JPHQ Sell 1,039,712,297 12,256,032 AUD 4/13/21 — (81,427)
Chinese Yuan ...... HSBK Buy 55,642,500 8,563,810 4/14/21 — (94,687)
Indian Rupee ...... HSBK Buy 203,252,688 2,761,961 4/16/21 10,971 —
Japanese Yen ...... HSBK Buy 23,595,850 224,494 4/20/21 — (11,361)
Japanese Yen ...... HSBK Sell 23,595,850 217,187 4/20/21 4,054 —
Japanese Yen ...... JPHQ Buy 193,258,450 1,852,350 4/23/21 — (106,666)
Japanese Yen ...... JPHQ Sell 193,258,450 1,781,788 4/23/21 36,104 —
Japanese Yen ...... CITI Buy 135,027,415 1,297,311 4/30/21 — (77,542)
Japanese Yen ...... CITI Sell 135,027,415 1,243,346 4/30/21 23,577 —
Indian Rupee ...... JPHQ Buy 181,168,300 2,451,036 5/04/21 12,290 —
Indian Rupee ...... CITI Buy 132,046,400 1,783,326 5/10/21 10,321 —
Indian Rupee ...... HSBK Buy 212,976,200 2,881,366 5/10/21 11,588 —
Indian Rupee ...... HSBK Buy 1,170,000,000 15,850,437 5/11/21 39,669 —
Indian Rupee ...... HSBK Buy 203,252,689 2,751,305 5/17/21 6,474 —
South Korean Won .. DBAB Buy 25,843,970,000 23,893,099 5/18/21 — (975,932)
South Korean Won .. DBAB Sell 25,843,970,000 23,295,448 5/18/21 378,282 —
South Korean Won .. SCNY Buy 25,376,000,000 23,289,281 5/18/21 — (787,087)
South Korean Won .. SCNY Sell 25,376,000,000 22,894,262 5/18/21 392,069 —
Chinese Yuan ...... JPHQ Buy 38,659,970 5,979,104 5/20/21 — (110,967)
Chilean Peso ...... BAST Buy 676,690,253 912,725 6/07/21 26,959 —
Chilean Peso ...... BAST Sell 676,690,253 880,992 6/07/21 — (58,691)
Russian Ruble ..... JPHQ Buy 55,906,100 742,644 6/07/21 — (8,543)
Russian Ruble ..... MSCO Buy 769,761,600 10,192,548 6/07/21 — (84,838)
Chilean Peso ...... BAST Buy 676,860,053 910,310 6/08/21 29,615 —
Chilean Peso ...... BAST Sell 676,860,053 874,383 6/08/21 — (65,542)
Indian Rupee ...... CITI Buy 133,916,300 1,780,920 6/08/21 29,864 —
Indian Rupee ...... CITI Buy 78,859,400 1,048,105 6/09/21 18,070 —
Russian Ruble ..... JPHQ Buy 103,395,800 1,386,743 6/09/21 — (29,424)
Australian Dollar .... CITI Sell 1,753,000 145,729,519 JPY 6/10/21 — (14,892)
Japanese Yen ...... CITI Sell 148,321,505 1,753,000 AUD 6/10/21 — (8,531)
Australian Dollar .... HSBK Sell 801,813 67,152,688 JPY 6/11/21 — (2,318)

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... BOFA Buy 73,010,200 11,109,038 6/11/21 $ — $ (45,575)
Chinese Yuan ...... CITI Buy 43,760,510 6,665,424 6/11/21 — (34,257)
Chinese Yuan ...... JPHQ Buy 43,311,600 6,598,769 6/11/21 — (35,627)
Indian Rupee ...... HSBK Buy 213,572,010 2,883,692 6/11/21 3,010 —
Japanese Yen ...... HSBK Sell 68,064,301 801,813 AUD 6/11/21 — (5,920)
Chinese Yuan ...... BOFA Buy 87,535,240 13,330,848 6/15/21 — (70,401)
Chinese Yuan ...... CITI Buy 69,098,220 10,526,365 6/15/21 — (58,887)
Chinese Yuan ...... JPHQ Buy 77,431,540 11,804,326 6/15/21 — (74,458)
Indian Rupee ...... CITI Buy 163,532,087 2,203,046 6/15/21 6,109 —
Japanese Yen ...... HSBK Buy 484,179,747 4,663,646 6/15/21 — (288,072)
Japanese Yen ...... HSBK Sell 484,179,747 4,459,075 6/15/21 83,501 —
Japanese Yen ...... JPHQ Buy 854,242,870 8,233,269 6/15/21 — (513,402)
Japanese Yen ...... JPHQ Sell 854,242,870 7,870,517 6/15/21 150,650 —
Russian Ruble ..... DBAB Buy 160,802,800 2,157,066 6/15/21 — (47,855)
Australian Dollar .... HSBK Sell 3,130,000 264,882,510 JPY 6/16/21 15,809 —
Australian Dollar .... HSBK Sell 8,617,983 6,730,025 6/16/21 182,607 —
Chinese Yuan ...... HSBK Buy 56,006,770 8,537,188 6/16/21 — (53,540)
Columbian Peso .... GSCO Buy 81,480,000,000 22,140,101 6/16/21 73,465 —
Egyptian Pound .... HSBK Buy 100,635,000 6,151,284 6/16/21 120,003 —
Indian Rupee ...... CITI Buy 110,181,975 1,468,564 6/16/21 19,683 —
Indian Rupee ...... HSBK Buy 143,236,567 1,909,566 6/16/21 25,155 —
Japanese Yen ...... HSBK Sell 265,690,050 3,130,000 AUD 6/16/21 — (23,107)
Japanese Yen ...... HSBK Buy 465,744,000 4,499,942 6/18/21 — (290,839)
Japanese Yen ...... HSBK Sell 465,744,000 4,289,409 6/18/21 80,306 —
Australian Dollar .... CITI Sell 1,753,000 1,361,103 6/21/21 29,256 —
Japanese Yen ...... BNDP Buy 470,934,275 4,570,513 6/22/21 — (314,324)
Japanese Yen ...... BNDP Sell 470,934,275 4,332,538 6/22/21 76,350 —
South Korean Won .. JPHQ Buy 33,615,375,190 29,762,606 6/24/21 47,677 —
Egyptian Pound .... HSBK Buy 121,100,000 7,484,549 6/29/21 35,508 —
Chilean Peso ...... JPHQ Buy 2,965,000,000 4,124,357 7/06/21 — (6,253)
Mexican Peso ...... CITI Buy 5,847,000 281,010 7/08/21 2,073 —
Mexican Peso ...... CITI Sell 5,847,000 273,337 7/08/21 — (9,746)
Australian Dollar .... JPHQ Sell 5,100,796 388,099,176 JPY 7/13/21 — (367,261)
Australian Dollar .... JPHQ Sell 17,356,828 13,533,475 7/13/21 345,696 —
Japanese Yen ...... JPHQ Sell 432,450,599 5,100,796 AUD 7/13/21 — (33,668)
Chinese Yuan ...... CITI Buy 51,389,220 7,874,777 7/14/21 — (107,233)
Indian Rupee ...... CITI Buy 1,160,000,000 15,537,102 8/11/21 15,827 —
Peruvian Nuevo Sol . CITI Buy 8,797,000 2,415,431 8/11/21 — (67,799)
Peruvian Nuevo Sol . JPHQ Buy 6,030,000 1,656,707 8/11/21 — (47,497)
Peruvian Nuevo Sol . JPHQ Buy 665,600 183,184 8/12/21 — (5,560)
Peruvian Nuevo Sol . CITI Buy 3,585,800 985,814 8/16/21 — (28,939)
Japanese Yen ...... HSBK Buy 270,613,000 2,563,109 8/23/21 — (115,703)
Japanese Yen ...... HSBK Sell 270,613,000 2,490,835 8/23/21 43,429 —
Mexican Peso ...... CITI Sell 1,586,000 73,292 8/23/21 — (3,076)
Japanese Yen ...... CITI Buy 778,790,000 7,392,027 8/24/21 — (348,625)
Japanese Yen ...... CITI Sell 778,790,000 7,156,878 8/24/21 113,476 —
Indian Rupee ...... JPHQ Buy 181,681,200 2,415,363 9/07/21 11,957 —
Indian Rupee ...... CITI Buy 176,517,700 2,347,466 9/08/21 10,558 —
Indian Rupee ...... JPHQ Buy 235,005,000 3,144,637 9/08/21 — (5,306)
Russian Ruble ..... JPHQ Buy 73,689,700 969,703 9/08/21 — (14,345)
Russian Ruble ..... MSCO Buy 476,641,100 6,272,336 9/08/21 — (92,866)
Russian Ruble ..... JPHQ Buy 103,395,700 1,373,880 9/09/21 — (33,579)
Russian Ruble ..... DBAB Buy 253,328,200 3,362,538 9/13/21 — (80,506)
Russian Ruble ..... DBAB Buy 162,345,100 2,157,066 9/14/21 — (54,071)
Japanese Yen ...... JPHQ Buy 315,307,255 3,074,339 9/21/21 — (221,801)
Japanese Yen ...... JPHQ Sell 315,307,255 2,903,094 9/21/21 50,556 —
Japanese Yen ...... MSCO Buy 620,000,000 6,010,431 9/21/21 — (401,384)

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 3.
See Abbreviations on page 17.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... MSCO Sell 620,000,000 5,700,913 9/21/21 $ 91,867 $ —
Egyptian Pound .... HSBK Buy 104,319,000 6,265,405 9/22/21 52,911 —
Chilean Peso ...... JPHQ Buy 8,813,962,054 11,994,233 9/30/21 253,622 —
Peruvian Nuevo Sol . CITI Buy 18,991,600 5,222,623 11/12/21 — (161,337)
Russian Ruble ..... DBAB Buy 242,426,000 3,194,810 12/15/21 — (98,868)
Total Forward Exchange Contracts ................................................... $4,036,044 $(10,755,207)
Net unrealized appreciation (depreciation) ............................................ $(6,719,163)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.18% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/17/23 2,900,000 CLP $ (24) $ — $ (24)
Receive Fixed 1.36% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/29/23 2,900,000 CLP (11) — (11)
Receive Fixed 1.375% . Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/31/23 7,985,000,000 CLP (27,698) — (27,698)
Total Interest Rate Swap Contracts ............................... $(27,733) $ — $(27,733)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2021, the Fund had 3.7% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Restricted Securities
At March 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
12,620,160
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 12,620,160 12,852,664
13,900,000
b
Swala (PAEM) Ltd., Senior Note, 144A, 14.5%, 1/15/23 12/06/19 13,900,000 1,750,000
Total Restricted Securities (Value is 3.69% of Net Assets) ............. $27,178,657 $14,602,664
3. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,761 as of March 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of March 31, 2021.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $54,497,661 $136,826,375 $(128,241,009) $— $— $63,083,027 63,083,027 $404
Total Affiliated Securities .... $54,497,661 $136,826,375 $(128,241,009) $— $— $63,083,027 $404
6. Restricted Securities
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the three months ended March
31, 2021, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico .............................. $ — $ — $ —
a
$ —
South Africa .......................... 1,985,662 — —
a
1,985,662
Warrants .............................. — — —
a
—
Convertible Bonds ....................... — 4,255,191 — 4,255,191
Corporate Bonds :
Bermuda ............................ — 271,587 — 271,587
Costa Rica ........................... — — 12,852,664 12,852,664
South Africa .......................... — — 220,673
a
220,673
Tanzania ............................. — — 1,750,000 1,750,000
Foreign Government and Agency Securities :
Argentina ............................ — 17,682,167 13,483,386 31,165,553
Chile ................................ — 17,128,631 — 17,128,631
Colombia ............................ — 37,396,780 — 37,396,780
Dominican Republic .................... — 18,487,750 — 18,487,750
Ecuador ............................. — 15,684,749 — 15,684,749
Egypt ............................... — 8,097,294 — 8,097,294
El Salvador ........................... — 2,616,875 — 2,616,875
Ethiopia ............................. — 11,233,161 — 11,233,161
Ghana .............................. — 29,044,984 — 29,044,984
Indonesia ............................ — 59,062,884 — 59,062,884
Mexico .............................. — 257,886 — 257,886
Oman ............................... — 7,451,155 — 7,451,155
Senegal ............................. — 18,984,185 — 18,984,185
Serbia .............................. — 1,559,095 — 1,559,095
Sri Lanka ............................ — 2,521,753 — 2,521,753
Thailand ............................. — 18,502,226 — 18,502,226
Turkey .............................. — 11,489,469 — 11,489,469
Short Term Investments ................... 63,083,027 18,317,904 721,441 82,122,372
Total Investments in Securities ........... $65,068,689 $300,045,726 $29,028,164 $394,142,579
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,036,044 $ — $ 4,036,044
Restricted Currency (ARS) ................. — — 153,342 153,342
Total Other Financial Instruments ......... $— $4,036,044 $153,342 $4,189,386
Receivables:
Interest (ARS) ........................... $— $— $360,903 $360,903
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $10,755,207 $— $ 10,755,207
Swap contracts .......................... — 27,733 — 27,733
Total Other Financial Instruments ......... $— $10,782,940 $— $10,782,940
Payables:
Deferred Tax (ARS) ....................... $— $— $1,702 $1,702
a
Includes securities determined to have no value at March 31, 2021.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico ........... $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
South Africa ....... —
b
— — — — — — — —
b
—
Warrants :
Mexico ........... —
b
— — — — — — — —
b
—
Tanzania ......... 58,239 — — — — — — (58,239) —
b
(58,239)
Corporate Bonds :
Costa Rica ........ 12,171,980 — — — — — — 680,684 12,852,664 680,684
South Africa ....... 193,230
b
24,252 — — — 410,628 — (407,437) 220,673
b
(407,437)
Tanzania ......... 4,298,803 — — — — — — (2,548,803) 1,750,000 (2,548,803)
Foreign Government and
Agency Securities :
Argentina ......... 12,047,337 1,132,863 — — — 283,079 — 20,107 13,483,386 20,107
Short Term Investments . 761,476 166,091 (179,804) — — 7,739 2,283 (36,344) 721,441 (30,540)
Total Investments in Securities . $29,531,065 $1,323,206 $(179,804) $— $— 701,446 2,283 (2,350,032) $29,028,164 $(2,344,228)
Other Financial Instruments:
Restricted Currency (ARS)
$2,615 $1,663,044 $(1,509,662) $— $— $— $(2,764) $109 $153,342 $74
Receivables:
Interest (ARS) ......
$202,372 $1,426,681 $(1,268,395) $— $— $— $(1,527) $1,772 $360,903 $8,485
Liabilities:
Payables:
Deferred Tax (ARS) ....
$1,730 $— $— $— $— $— $— $(28) $1,702 $(28)
Investment Securities
Purchased (ARS) ....
$119,661 $— $(120,663) $— $— $— $1,002 $— $— $—
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....
$12,852,664 Discounted cash
flow
Discount rate
b
7.7% Decrease
Tanzania
.......
1,750,000 Consesus pricing Indicative Bid $3.5 mil Increase
c
Foreign Government and Agency
Securities:
Argentina
.......
13,483,386 Market
comparables
Implied foreign
exchange rate
146.2 ARS/USD Decrease
d
Short Term Investments:
Argentina
.......
721,441 Market
comparables
Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
All Other
........
734,918
e,f
Liabilities:
All Other
...........
1,702
f
Total
..................
$29,540,707
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes securities determined to have no value at March 31, 2021.
f
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Abbreviations
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
CLP
Chilean Peso
COP
Colombian Peso
EGP
Egyptian Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
MXN
Mexican Peso
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
Selected Portfolio
PIK Payment-In-Kind